UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                    July 26, 2007 to August 27, 2007

        Commission File Number of issuing entity:  333-140436-03

         Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-140436

                   Merrill Lynch Mortgage Investors, Inc.
         (Exact name of depositor as specified in its Charter)


                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             13-3416059
                (I.R.S. Employer Identification No.)

                          250 Vesey Street
                  4 World Financial Center 10th Floor
                         New York, New York
      (Address of principal executive offices of the issuing entity)

                                10080
                              (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (212) 449-0357
                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class A-1             [ ]             [ ]             [X]        Not Applicable
Class A-2A            [ ]             [ ]             [X]        Not Applicable
Class A-2B            [ ]             [ ]             [X]        Not Applicable
Class A-2C            [ ]             [ ]             [X]        Not Applicable
Class A-2D            [ ]             [ ]             [X]        Not Applicable
Class M-1             [ ]             [ ]             [X]        Not Applicable
Class M-2             [ ]             [ ]             [X]        Not Applicable
Class M-3             [ ]             [ ]             [X]        Not Applicable
Class M-4             [ ]             [ ]             [X]        Not Applicable
Class M-5             [ ]             [ ]             [X]        Not Applicable
Class M-6             [ ]             [ ]             [X]        Not Applicable
Class B-1             [ ]             [ ]             [X]        Not Applicable
Class B-2             [ ]             [ ]             [X]        Not Applicable
Class B-3             [ ]             [ ]             [X]        Not Applicable
Class R               [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On August 27, 2007 a distribution was made to holders of Merrill Lynch Mortgage Investors Trust, Mortgage Loan
         Asset-Backed Certificates,Series 2007-MLN1

         The revised distribution report is attached Exhibit 99.1 to this Form 10-D/A.

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

             Revised Monthly Statement to Noteholders on August 27, 2007 is Filed as Exhibit 99.1 hereto.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                    Wilshire Credit Corporation
                                    (Servicer)

                                    /s/ Ken Frye
                                    Name: Ken Frye
                                    Title: Senior Vice President, Loan Servicing

     Date:  December 18, 2007


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Revised Monthly report distributed to holders.